STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS
STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS
The Company has been in the process of modernizing and streamlining its underlying technology infrastructure that supports both its mobile and desktop platforms, as well as consolidating its European operations from seven principal locations down to three. The project is complete at December 31, 2016. For the year ended December 31, 2016, the Company incurred $4.9 million in costs related to this project, compared to $16.8 million for the year ended December 31, 2015. A summary of the costs incurred, payments made and the related accruals at December 31, 2016 and 2015 is presented below.

	December 31, 2016
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1	$3,013	$564	$3,577
Charges incurred	345	4,576	4,921
Payments made	(2,404)	(4,844)	(7,248)
Accrual as of December 31	$954	$296	$1,250

	December 31, 2015
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1	$795	$933	$1,728
Charges incurred	8,350	8,417	16,767
Payments made	(6,132)	(8,786)	(14,918)
Accrual as of December 31	$3,013	$564	$3,577

The costs are allocated as follows in the statement of operations:

	Year Ended December 31,
	2016	2015
	(In thousands)
Cost of revenue	$566	$2,947
Selling and marketing expense	560	1,678
General and administrative expense	1,647	8,160
Product development expense	2,148	3,982
Total	$4,921	$16,767